Net finance costs - Schedule of net finance costs (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2019
Interest expense from:
Unsecured loan	$ 0	$ 321,313	$ 4,527
Accretion cost - accrued royalties liability	0	159,451	64,537
Lease obligations	31,242	30,112	33,872
Related party loans	8,448	0	4,581
CEBA term loan	0	0	4,481
2019 convertible notes	44,899	0	0
Other	5,885	1,114	4,115
Total interest expenses	90,474	511,990	116,113
Interest income	(2,454)	(5,988)	(4,848)
Gain on termination of lease obligations	(17,527)	0	0
Gain on government grant	(9,096)	0	(3,514)
Net finance costs	$ 61,397	$ 506,002	$ 107,751	$ 245,147